INCOME TAXES (Narrative) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 06, 2012	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2012 CNY (¥)
Income Tax Contingency [Line Items]
Unrecognized tax benefits if recognized that would affect effective tax rate		¥ 15,241		¥ 13,985	¥ 13,067		$ 2,195
Recognizes interest and penalties accrued		4,932	$ 710	4,534	2,119
Unrecognized tax benefits reversed		1,827		614	2,469		263
Accrued interest and penalties		¥ 9,989		6,884	¥ 2,963		1,439
Statute of limitation period		In general, the PRC tax authorities have up to three to five years to conduct examinations of the Groups tax filings.	In general, the PRC tax authorities have up to three to five years to conduct examinations of the Groups tax filings.
Net operating losses		¥ 101,568					14,629
Reversal of deferred tax liabilities arising from outside basis differences of foreign subsidiaries and VIEs						¥ 88,796
Cumulative temporary differences of investments in foreign subsidiaries		448,176		427,340			69,186
Unrecognized deferred tax liabilities		¥ 44,818		¥ 42,734			$ 6,919
Dividend Declared [Member]
Income Tax Contingency [Line Items]
Distribution of dividends to all ordinary shareholders	Dec. 06, 2012
Dividends Payable, amount								¥ 90,000
Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Year open for examination		2013	2013
Net operating losses expiration year		2017	2017
Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Year open for examination		2016	2016
Net operating losses expiration year		2021	2021